Common Stock - Additional Information (Detail) - $ / shares	Jun. 30, 2015	Jun. 30, 2014
Equity [Abstract]
Common stock, authorized shares	300,000,000	300,000,000
Common Stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001